PROPERTY, PLANT AND EQUIPMENT (Details Narrative) $ in Thousands		1 Months Ended				6 Months Ended			12 Months Ended
		Aug. 31, 2016 Aircraft	May 31, 2016 Aircraft	Apr. 30, 2016 Aircraft	Apr. 30, 2015 Aircraft	Jun. 30, 2016 Aircraft	Dec. 31, 2015 USD ($) Aircraft	Jun. 30, 2014 Aircraft	Dec. 31, 2017 USD ($) Aircraft		Dec. 31, 2016 USD ($) Aircraft		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life
Except for the Boeing 767 300ER and Boeing 767 300F fleets which consider a lower residual value due to the extension of their useful life to 22 and 23 years respectively. Additionally certain technical components, which are depreciated based on the basis of cycles and flight hours.

The aircraft with remarketing clause (**) under modality of financial leasing, which are depreciated according to the duration of their contracts, between 12 and 18 years. Its residual values are estimated according to market value at the end of such contracts.

Depreciation expenses | $									$ (765,204)		$ (744,552)		$ (745,519)
Indirect existing debt | $									1,087,052		913,494
Indirect book value | $									$ 2,222,620		$ 1,740,815
Number of aircraft									5		7
Frequency of payment									Semi-annual, quarterly and monthly payments of obligations.
Net book value | $							$ 10,938,657		$ 10,065,335		$ 10,498,149		10,938,657	$ 10,773,076
Aircraft Purchase Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of aircraft purchase

the different aircraft purchase agreements signed with The Boeing Company, there are 8 Boeing 787 Dreamliner aircraft remaining, with delivery dates between 2019 and 2021, and 2 Boeing 777 aircraft, with delivery scheduled for the year 2019.

Manufacturers price property, plant and equipment | $									$ 12,600,000
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses | $
Net book value | $							$ 1,142,812		556,822	[1]	470,065	[2]	1,142,812	937,279
Pre-delivery payments to aircraft manufacturers | $									$ 543,720		$ 434,250
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold								4			2
Number of aircraft	[3]								2		2
Airbus A340 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold								3
Dash-200 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold							7
Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold							2				2
Airbus A330 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold						2					6
Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold											2
Boeing 767 [Member] | FEDEX [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft leased											3
Boeing 777 [Member] | DHL [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft leased											1
Boeing 787-9 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft			4		8
Airbus A321-NEO [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft				4
Number of aircraft cancelled		12
Airbus A350-1000 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		2
Airbus A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft											4
The Boeing Company [Member] | Aircraft Purchase Contracts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of aircraft purchase											A total of nine Boeing 787 Dreamliner aircraft, with delivery dates between 2017 and 2021, and two Boeing 777 with delivery expected for 2019 remain to be received.
Manufacturers price property, plant and equipment | $									$ 2,800,000
Other Property, Plants and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses | $									$ (204,237)		$ (124,038)		(174,474)
Number of aircraft									60		50
Net book value | $							$ 2,129,506		$ 2,285,363		$ 1,828,630		$ 2,129,506	$ 2,503,434
Financial Leasing Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value | $									$ 2,222,620		$ 1,753,366

[1]	As of December 31, 2017, includes pre-delivery payments to aircraft manufacturers for ThUS$ 543,720 (ThUS$ 434,250 as of December 31, 2016).
[2]	It includes pre-delivery payments to aircraft manufacturers for ThUS$ 434,250 (ThUS$ 1,016,007 as of December 31, 2015).
[3]	One aircraft leased to DHL.